CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Sales	$ 1,244,373	$ 1,353,868
Cost of Goods Sold	(423,726)	(114,272)
Gross Profit	820,647	1,239,596
Sales commissions	182,369	660,963
Employee compensation	681,918	260,689
Occupancy	628,656	279,191
Provision for doubtful accounts	46,854	0
Depreciation and amortization of property and equipment	13,222	8,966
Amortization of intangible assets	8,180	4,096
Other operating expenses	802,313	737,489
Total Operating Expenses	2,373,512	1,951,395
Income (loss) from operations	(1,542,865)	(711,798)
Interest income (expense)	427	(3)
Total Other Income (Expenses)	427	(3)
Loss before Provision for Income Tax	(1,542,438)	(711,801)
Provision for Income Tax	0	0
Net loss	$ (1,542,438)	$ (711,801)
Net loss per share basic and diluted	$ (0.01)	$ (0.01)
Weighted average common shares outstanding basic and diluted	118,130,820	115,883,523
Comprehensive income (loss)
Foreign currency translation adjustment	$ 116,457	$ 5,931
Total comprehensive income (loss)	$ (1,425,981)	$ (705,870)